UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
(Amendment No. 1)
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
July 22, 2008 to August 20, 2008
Commission File Number of issuing entity: 333-133770-05
Volkswagen Auto Loan Enhanced Trust 2008-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Exact name of depositor as specified in its charter)
VW Credit, Inc.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation
or organization of the issuing entity)
26—6337444
(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)
(703) 364-7000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			X
Class A-2A Notes			X
Class A-3A Notes			X
Class A-4B Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On January 14, 2009, an error was discovered in the Monthly Servicer’s Certificate filed on August 20, 2008. Line 101, the Actual Monthly Prepayment Speed, was incorrectly reported on the Monthly Servicer’s Certificate. On January 28, 2009, a restated version of the Monthly Servicer’s Certificate was delivered to the Indenture Trustee.
This amendment to the Form 10-D is being filed in order to replace the exhibit 99.1 that was attached to original Form 10-D filing with a corrected Monthly Servicer’s Certificate.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
Not applicable
Item 3. Sales of Securities and Use of Proceeds.
Not applicable
Item 4. Defaults Upon Senior Securities.
Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 6. Significant Obligors of Pool Assets.
Not applicable
Item 7. Significant Enhancement Provider Information.
Not applicable
Item 8. Other Information.
Not applicable
Item 9. Exhibits.
Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

January 29, 2009	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2008-1

By VW Credit, Inc., as Servicer

	By: Name:	/s/ Dennis Tack Dennis Tack
	Title:	Controller

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.1	Monthly Distribution Report